EQUIPMENT - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 294,188
Impairment	(236,677)	$ 0	$ 0
Ending balance	24,801	294,188
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	302,886	71,353
Disposal	(16,243)
Additions		234,516
Foreign currency translation adjustment	2,398	(2,983)
Ending balance	289,041	302,886	71,353
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,698)	(4,535)
Amortization	17,140	4,104
Disposal	(5,375)
Impairment	236,677
Foreign currency translation adjustment	7,100	59
Ending balance	(264,240)	(8,698)	(4,535)
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,312
Ending balance	11,437	22,312
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,028	1,684
Disposal	0
Additions		22,664
Foreign currency translation adjustment	(997)	(320)
Ending balance	23,031	24,028	1,684
Computer [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,716)	(1,134)
Amortization	9,236	561
Disposal	0
Foreign currency translation adjustment	642	21
Ending balance	(11,594)	(1,716)	(1,134)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,798
Ending balance	11,004	13,798
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,271	12,151
Disposal	0
Additions		7,244
Foreign currency translation adjustment	190	(124)
Ending balance	19,461	19,271	12,151
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,473)	(3,401)
Amortization	2,688	2,055
Disposal	0
Foreign currency translation adjustment	296	17
Ending balance	(8,457)	(5,473)	(3,401)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,796
Ending balance	0	14,796
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,014	0
Disposal	(16,243)
Additions		16,243
Foreign currency translation adjustment	229	(229)
Ending balance	0	16,014	0
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,218)	0
Amortization	4,210	1,201
Disposal	(5,375)
Foreign currency translation adjustment	(53)	17
Ending balance	(0)	(1,218)	0
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,535
Ending balance	2,360	3,535
Leasehold Improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,826	0
Disposal	0
Additions		3,881
Foreign currency translation adjustment	(182)	(55)
Ending balance	3,644	3,826	0
Leasehold Improvement [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(291)	0
Amortization	1,006	287
Disposal	0
Foreign currency translation adjustment	(13)	4
Ending balance	(1,284)	(291)	0
Demo Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	239,747
Ending balance	0	239,747
Demo Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	239,747	57,518
Disposal	0
Additions		184,484
Foreign currency translation adjustment	3,158	(2,255)
Ending balance	242,905	239,747	57,518
Demo Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	0	0
Disposal	0
Impairment	236,677
Foreign currency translation adjustment	6,228	0
Ending balance	$ (242,905)	$ 0	$ 0